Income Taxes	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Income Taxes
14. INCOME TAXES
The Company did not record tax expense for the three months ended March 31, 2022 or the three months ended March 31, 2021 due to the Company’s loss position and full valuation allowance.
The effective tax rate differs from the statutory rate, primarily due to the Company’s history of incurring losses, which have not been benefited, the foreign rate differential related to subsidiary earnings,
and
other permanent differences. Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain.